Leases - Schedule of Company's lease liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Jan. 01, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		$ 1,383		$ 1,797
Current	$ 26	483	[2]		$ 0
Non-Current	$ 48	900	[2]		$ 0
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		483
One to three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		238
More than three years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities		$ 662

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1